ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 14 – Accounts Payable and Accrued Liabilities

Accrued accounts payable and accrued liabilities consisted of the following at February 28, 2021 and May 31, 2020:

	February 28, 2021	May 31, 2020
Trade accounts payable	$600,909	$591,060
Accrued payroll and payroll taxes	209,822	212,361
Accrued liabilities	369,017	369,462
Total	$1,179,748	$1,172,883

NOTE 15 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following at May 31, 2020 and 2019:

	May 31,	May 31,
	2020	2019
Trade accounts payable	$591,060	$510,210
Accrued payroll and payroll taxes	212,361	230,119
Accrued liabilities	369,462	625,399
Deferred rent liability	-	151,399
Total	$1,172,883	$1,517,127